Other Financial Assets	12 Months Ended
Dec. 31, 2018
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Other Financial Assets
8.	Other Financial Assets

Other financial assets as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Derivatives assets held for trading	￦	63,912	47,288
Debt securities		—	2,987
Financial assets held for trading		1,970	—
Available-for-sale securities (bonds)		136,141	—
Current portion of held-to-maturity securities		421	—
Deposit instruments (*1,2)		1,297,769	1,931,518
Short-term financial instruments (*2)		5,545,667	6,099,303

	￦	7,045,880	8,081,096

Non-current
Derivatives assets held for trading	￦	4,378	1,795
Equity securities (*3)		—	1,238,630
Debt securities		—	34,327
Other securities (*3)		—	338,106
Available-for-sale securities (equity instruments) (*3)		1,730,753	—
Available-for-sale securities (bonds)		54,439	—
Available-for-sale securities (others)		56,782	—
Held-to-maturity securities		4,790	—
Deposit instruments (*2)		60,542	35,040

	￦	1,911,684	1,647,898

(*1)	As of December 31, 2017 and 2018, ￦10,080 million and ￦5,715 million, respectively, are restricted for the use in a government project.

(*2)	As of December 31, 2017 and 2018, financial instruments amounting to ￦78,477 million and ￦73,935 million, respectively, are restricted for use in financial arrangements, pledge and others.

(*3)	As of December 31, 2017 and 2018, ￦136,099 million and ￦115,431 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.